Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN PENSION INVESTORS TRUST
Entity Central Index Key	0000764859
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000023127
Shareholder Report [Line Items]
Fund Name	Yorktown Growth Fund
Class Name	Class A
Trading Symbol	AFGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.17%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.17%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 97,780,985
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 723,019
InvestmentCompanyPortfolioTurnover	38.00%
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023126
Shareholder Report [Line Items]
Fund Name	Yorktown Growth Fund
Class Name	Class L
Trading Symbol	APITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$228	2.17%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.17%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 97,780,985
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 723,019
InvestmentCompanyPortfolioTurnover	38.00%
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000127241
Shareholder Report [Line Items]
Fund Name	Yorktown Growth Fund
Class Name	Institutional Class
Trading Symbol	APGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$124	1.17%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.17%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 97,780,985
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 723,019
InvestmentCompanyPortfolioTurnover	38.00%
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023136
Shareholder Report [Line Items]
Fund Name	Yorktown Multi-Sector Bond Fund
Class Name	Class A
Trading Symbol	APIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 359,597,418
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 1,438,087
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$359,597,418
Number of Portfolio Holdings	319
Advisory Fee	$1,438,087
Portfolio Turnover	46%

Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	7.1%
Collateralized Loan Obligations	2.6%
Exchange-Traded Funds	2.8%
Asset Backed Securities	4.4%
U.S. Government & Agencies	35.0%
Corporate Bonds	48.1%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000169022
Shareholder Report [Line Items]
Fund Name	Yorktown Multi-Sector Bond Fund
Class Name	Class C
Trading Symbol	AFFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$170	1.65%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 06, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 359,597,418
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 1,438,087
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$359,597,418
Number of Portfolio Holdings	319
Advisory Fee	$1,438,087
Portfolio Turnover	46%

Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	7.1%
Collateralized Loan Obligations	2.6%
Exchange-Traded Funds	2.8%
Asset Backed Securities	4.4%
U.S. Government & Agencies	35.0%
Corporate Bonds	48.1%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023135
Shareholder Report [Line Items]
Fund Name	Yorktown Multi-Sector Bond Fund
Class Name	Class L
Trading Symbol	AFFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$170	1.65%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 359,597,418
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 1,438,087
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$359,597,418
Number of Portfolio Holdings	319
Advisory Fee	$1,438,087
Portfolio Turnover	46%

Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	7.1%
Collateralized Loan Obligations	2.6%
Exchange-Traded Funds	2.8%
Asset Backed Securities	4.4%
U.S. Government & Agencies	35.0%
Corporate Bonds	48.1%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000085545
Shareholder Report [Line Items]
Fund Name	Yorktown Multi-Sector Bond Fund
Class Name	Institutional Class
Trading Symbol	APIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 359,597,418
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 1,438,087
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$359,597,418
Number of Portfolio Holdings	319
Advisory Fee	$1,438,087
Portfolio Turnover	46%

Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	7.1%
Collateralized Loan Obligations	2.6%
Exchange-Traded Funds	2.8%
Asset Backed Securities	4.4%
U.S. Government & Agencies	35.0%
Corporate Bonds	48.1%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023132
Shareholder Report [Line Items]
Fund Name	Yorktown Short Term Bond Fund
Class Name	Class A
Trading Symbol	APIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 177,812,326
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 928,505
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$177,812,326
Number of Portfolio Holdings	178
Advisory Fee (net of waivers)	$928,505
Portfolio Turnover	39%

Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.1%
Collateralized Loan Obligations	2.0%
Asset Backed Securities	7.7%
Corporate Bonds	39.6%
U.S. Government & Agencies	47.6%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023131
Shareholder Report [Line Items]
Fund Name	Yorktown Short Term Bond Fund
Class Name	Class L
Trading Symbol	AFMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$148	1.44%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.44%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 177,812,326
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 928,505
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$177,812,326
Number of Portfolio Holdings	178
Advisory Fee (net of waivers)	$928,505
Portfolio Turnover	39%

Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.1%
Collateralized Loan Obligations	2.0%
Asset Backed Securities	7.7%
Corporate Bonds	39.6%
U.S. Government & Agencies	47.6%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000127242
Shareholder Report [Line Items]
Fund Name	Yorktown Short Term Bond Fund
Class Name	Institutional Class
Trading Symbol	APIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 177,812,326
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 928,505
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$177,812,326
Number of Portfolio Holdings	178
Advisory Fee (net of waivers)	$928,505
Portfolio Turnover	39%

Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.1%
Collateralized Loan Obligations	2.0%
Asset Backed Securities	7.7%
Corporate Bonds	39.6%
U.S. Government & Agencies	47.6%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000169010
Shareholder Report [Line Items]
Fund Name	Yorktown Small Cap Fund
Class Name	Class A
Trading Symbol	YOVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$165	1.60%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 09, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,148,370
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 152,655
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$35,148,370
Number of Portfolio Holdings	96
Advisory Fee (net of waivers)	$152,655
Portfolio Turnover	81%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Real Estate	1.2%
Communications	1.9%
Consumer Staples	2.5%
Energy	3.2%
Materials	4.1%
Health Care	8.6%
Consumer Discretionary	13.0%
Financials	17.0%
Technology	22.5%
Industrials	24.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended January 31, 2026.
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000169012
Shareholder Report [Line Items]
Fund Name	Yorktown Small Cap Fund
Class Name	Class L
Trading Symbol	YOVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$241	2.35%

Expenses Paid, Amount	$ 241
Expense Ratio, Percent	2.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 09, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,148,370
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 152,655
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$35,148,370
Number of Portfolio Holdings	96
Advisory Fee (net of waivers)	$152,655
Portfolio Turnover	81%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Real Estate	1.2%
Communications	1.9%
Consumer Staples	2.5%
Energy	3.2%
Materials	4.1%
Health Care	8.6%
Consumer Discretionary	13.0%
Financials	17.0%
Technology	22.5%
Industrials	24.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended January 31, 2026.
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000169013
Shareholder Report [Line Items]
Fund Name	Yorktown Small Cap Fund
Class Name	Institutional Class
Trading Symbol	YOVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$139	1.35%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 09, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,148,370
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 152,655
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$35,148,370
Number of Portfolio Holdings	96
Advisory Fee (net of waivers)	$152,655
Portfolio Turnover	81%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Real Estate	1.2%
Communications	1.9%
Consumer Staples	2.5%
Energy	3.2%
Materials	4.1%
Health Care	8.6%
Consumer Discretionary	13.0%
Financials	17.0%
Technology	22.5%
Industrials	24.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended January 31, 2026.
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/